Share Capital - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 2,303,431	[1]	$ 2,201,728
Issue of Common Shares in connection with acquired subsidiaries	1,477,478
Equity fees	(5,413)
Reversal of 2014 deferred tax	(3,747)
Ending balance	$ 4,153,400		$ 2,303,431	[1]
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, shares	147,947,874		145,101,127
Exercise of stock options and other equity awards, shares	1,791,860		2,923,184
Exercise of warrants, shares	2,422,944
Repurchase of Common Shares, shares			(76,437)
Conversion of Preference Shares, shares	60,013,510
Issuance of Common Shares in connection with acquired subsidiaries, shares	41,049,398
Issuance of Common Shares in connection with Equity Offering, shares	18,875,000
Issue of Common Shares in connection with market access agreement, shares	1,076,658
Ending balance, shares	273,177,244		147,947,874
Beginning balance	$ 1,199,834		$ 1,178,404
Exercise of stock options and other equity awards	38,048		21,923
Repurchase of Common Shares			(493)
Exercise of warrants	14,688
Conversion of Preferred Shares to Common Shares	684,385
Issue of Common Shares in connection with acquired subsidiaries	1,477,478
Issuance of Common Shares in connection with Equity Offering	690,353
Issue of Common Shares in connection with market access agreement	20,661
Equity fees	(5,413)
Reversal of 2014 deferred tax	(3,747)
Ending balance	$ 4,116,287		$ 1,199,834
Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, shares	1,139,249		1,139,249
Conversion of Preference Shares, shares	(1,139,249)
Ending balance, shares			1,139,249
Beginning balance	$ 684,385		$ 684,385
Conversion of Preferred Shares to Common Shares	$ (684,385)
Ending balance			$ 684,385

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.